DEBT - ADS Lending Arrangement (Details) - ADS Lending Arrangement $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Debt Instrument [Line Items]
Number of Loaned ADS lent	2,606,278
ADS par value per share | $ / shares	$ 0.0004
ADS outstanding	2,606,278	2,606,278
Debt issuance costs	$ 4,000,000	¥ 26,499